Equity Opportunities Portfolio (Prospectus Summary) | Equity Opportunities Portfolio
EQUITY OPPORTUNITIES PORTFOLIO
Investment Goal
The Portfolio's investment goal is long term capital appreciation.
Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio's annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy ("Variable Contracts"), as defined herein, in which the
Portfolio is offered. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Equity Opportunities Portfolio	Class 1	Class 2	Class 3
Management Fees	0.78%	0.78%	0.78%
Service (12b-1) Fees	none	0.15%	0.25%
Other Expenses	0.13%	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.91%	1.06%	1.16%

Expense Example
This Example is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
Expense Example Equity Opportunities Portfolio (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class 1	93	290	504	1,120
Class 2	108	337	585	1,294
Class 3	118	368	638	1,409

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 36% of the average value of its portfolio.
Principal Investment Strategies of the Portfolio
The Portfolio attempts to achieve its goal by investing, under normal circumstances, at least 80% of its net assets in equity investments selected for their potential to achieve capital appreciation over the long-term. The
Portfolio invests in common stocks of U.S. companies of any market capitalization range though the Portfolio will focus generally on large capitalization companies. Other types of equity securities in which the
Portfolio may invest include preferred stocks, warrants and rights. The
Portfolio may also invest in foreign investments, including emerging markets.

The subadviser uses fundamental research and quantitative models to select securities for the Portfolio, which is comprised of both growth and value stocks. While the process may change over time or vary in particular cases, in general the selection process currently uses:

     •    Fundamental analysis of issuers regarding factors such as financial performance, position in their industry, the strength of their business model and their management;

     •    Quantitative models to rank securities within each sector to identify potential buy and sell candidates for further research. A number of company-specific factors are analyzed in constructing the models, including valuation, price momentum and company fundamentals; and

     •    Consideration of market and industry trends and general economic conditions.

The Portfolio aims to maintain a broadly diversified portfolio across all major economic sectors by applying investment parameters for both sector and position size. In addition, the subadviser uses the following sell criteria:

     •    the stock price is approaching its target,

     •    the company's competitive position deteriorates,

     •    poor execution by the company's management, or

• more attractive alternative investment ideas have been identified.
Principal Risks of Investing in the Portfolio
There can be no assurance that the Portfolio's investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the
Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Portfolio.

Equity Securities Risk. The Portfolio invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.

Large-Cap Companies Risk. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Portfolio's value may not rise as much as the value of portfolios that emphasize smaller companies.

Small and Medium Sized Companies Risk. Securities of small and medium sized companies are usually more volatile and entail greater risks than securities of large companies.

Foreign Investment Risk. The value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities.

Emerging Markets Risk. The risks associated with investment in foreign securities are heightened when issuers of these securities are in developing or
"emerging market" countries. Emerging market countries may be more likely to experience political turmoil or rapid changes in economic conditions than developed countries. As a result, these markets are generally more volatile than the markets of developed countries.

Growth Stock Risk. Growth stocks can be volatile for several reasons. Since the issuers usually reinvest a high portion of earnings in their own business, growth stocks may lack the dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often go down more than other stocks. However, the market frequently rewards growth stocks with price increases when expectations are met or exceeded.

Value Investing Risk. The subadviser's judgments that a particular security is undervalued in relation to the company's fundamental economic value may prove incorrect.
Performance Information
The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year and comparing the Portfolio's average annual returns to those of the Russell 1000® Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.

Effective May 1, 2007, OppenheimerFunds, Inc. assumed subadvisory duties of the
Portfolio. Prior to May 1, 2007, Federated Equity Management of Pennsylvania
served as subadviser. Also, effective May 1, 2007, the management fee rate for the Portfolio increased. If the higher fee rate had been in effect during the periods shown in the bar chart and performance table, returns would have been less than those shown.
(Class 1 Shares)

During the 10-year period shown in the bar chart, the highest return for a quarter was 23.87% (quarter ended June 30, 2009) and the lowest return for a quarter was -22.60% (quarter ended December 31, 2008). The year to date calendar return as of March 31, 2012 was 15.10%.
Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns Equity Opportunities Portfolio	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class 1	Class 1 Shares	(0.07%)	(0.99%)	2.72%
Class 2	Class 2 Shares	(0.26%)	(1.14%)	2.56%
Class 3	Class 3 Shares	(0.37%)	(1.23%)		6.04%	Sep. 30, 2002
Russell 1000 Index	Russell 1000 Index	1.50%	(0.02%)	3.34%	7.29%	Sep. 30, 2002